TAXES (Details) $ / shares in Units, ¥ in Millions	6 Months Ended		12 Months Ended		24 Months Ended	51 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2027 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)
TAXES (Details) [Line Items]
Percentage federal statutory tax rate	25.00%	25.00%
Corporate income tax rate	(0.30%)	(0.90%)
Allowance for deferred tax assets	100.00%						100.00%
CHINA
TAXES (Details) [Line Items]
HNTEs tax rate			5.00%	15.00%	15.00%
HNTE status period				3 years
Taxable income (in Yuan Renminbi) | ¥						¥ 3.0
Estimate tax savings from preferential tax rates (in Dollars)	$ 64,796	$ 125,354
Per share effect of the tax savings (in Dollars per share) | $ / shares	$ 0.002	$ 0.01
Statutes of limitations for underpayment of taxes	3 years
Statutes of limitations for underpayment of taxes under special circumstances	5 years
Statutes of limitations for underpayment of taxes under special circumstances threshold (in Yuan Renminbi) | ¥							¥ 0.1
Statutes of limitations for underpayment of taxes for related party transaction	10 years
Net operating loss carryforwards (in Dollars)	$ 5,500,000		$ 4,700,000
CHINA | Shanghai Eshallgo Enterprise Development (Group) Co. ("Eshallgo WFOE") [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate			25.00%
UNITED STATES
TAXES (Details) [Line Items]
Corporate income tax rate	21.00%
CALIFORNIA
TAXES (Details) [Line Items]
Corporate income tax rate	8.84%
Assessable Profits Up To HK$2,000,000 [Member] | HONG KONG | Junzhang Monarch Limited ("Eshallgo HK") [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate			8.25%
Minimum taxable income (in Dollars)								$ 2,000,000
Assessable Profits Over HK$2,000,000 [Member] | HONG KONG | Junzhang Monarch Limited ("Eshallgo HK") [Member]
TAXES (Details) [Line Items]
Percentage federal statutory tax rate			16.50%
Maximum taxable income (in Dollars)								$ 2,000,000
Taxable Income Not more Than RMB3 Million [Member] | CHINA
TAXES (Details) [Line Items]
Percentage federal statutory tax rate						5.00%